Derivatives and Fair Value Disclosures - Schedule of Fair Value, Assets and Liabilities Measured on Non-Recurring Basis (Detail) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used		$ 3,250,000		$ 3,000,000
Long-lived assets held for sale				(1,333,950)
Long-lived assets held and used	$ (529,532)	(49,977)		(54,142)
Total			$ (3,167,034)	(44,616,214)	$ (3,857,307)
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used	2,375,000	3,250,000	2,100,000	12,650,000
Long-lived assets held for sale		12,500,000	10,800,000
Total	2,375,000	15,750,000	12,900,000	12,650,000
Long-lived assets held for sale		(1,125,243)	(2,591,924)
Long-lived assets held and used	(529,532)	(49,977)	(45,578)	(1,333,950)
Total	(529,532)	(1,175,220)	(2,637,502)	(1,333,950)
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used	2,375,000	3,250,000	2,100,000	12,650,000
Long-lived assets held for sale		12,500,000	10,800,000
Total	$ 2,375,000	$ 15,750,000	$ 12,900,000	$ 12,650,000